Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 11, 2011
Document and Entity [Abstract]
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2011
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	HUIXIN WASTE WATER SOLUTIONS, INC.
Entity Central Index Key	0001381807
Entity Common Stock, Shares Outstanding		19,600,305
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Document Type	S-1